NOTE 9 - CONVERTIBLE LOANS (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 01, 2020	Jul. 22, 2020	Jun. 26, 2020
Short-Term Debt [Line Items]
Repayments of Convertible Debt								$ 250,000		$ 250,000	$ 942,190
Debt Conversion, Converted Instrument, Amount								$ 422,295		422,295	1,396,440
[custom:ResolutionOfDerivativeLiabilitiesValue]				$ 708,611						708,611	5,136,222
Interest Expense, Long-Term Debt											$ 93,656
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net										$ 11,069
Stock Issued During Period, Shares, New Issues							2,000,000			51,638,526	100,224,841
Loans Payable, Noncurrent
Long-Term Debt, Gross						$ 1,622,669	$ 201,025			442,151	1,622,669
Notes Issued											$ 2,708,771	$ 2,544,250
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.480
Warrants and Rights Outstanding, Term												4 years 18 days
Derivative, Gain (Loss) on Derivative, Net											$ 2,714,029
Amortization of Debt Issuance Costs and Discounts											1,673,393
Derivative, Loss on Derivative											$ 1,040,636
Temporary Equity, Contract Terms											The reset feature of warrants associated with the convertible notes was effective at the time that a separate convertible note with lower exercise price was issued. As a result of the reset features for warrants, the warrants increased by 10,813,001 at $0.0014 per share. We accounted for the issuance of the warrants as a liability and recognized the derivative liability.
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 422,295	$ 1,396,440
[custom:CommonStockIssuedForConversionOfDebtShares]										6,080,632	46,575,378
[custom:ResolutionOfDerivativeLiabilitiesValue]
[custom:DebtConversionConvertedInstrumentAmount2]											$ 1,302,785
Stock Issued During Period, Shares, New Issues		2,000,000		35,862,500						41,562,500	23,937,500
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394							2,230,394	12,818,145
Convertible Loans [Member]
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)										$ 33,429
Interest Expense											$ 487,012
Debt Instrument, Increase, Accrued Interest										$ 6,027	675,771
Conversions One [Member]
Short-Term Debt [Line Items]
[custom:ResolutionOfDerivativeLiabilitiesValue]											4,275,728
Convertible Note Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest											$ 64,230
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net	$ 24,699
Debt Conversion, Converted Instrument, Shares Issued	503,571				225,000				200,000		650,000
Stock Issued During Period, Shares, New Issues	278,571				388,375
Convertible Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest											$ 986,340
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net	$ 286,340
Loans Payable, Noncurrent															$ 700,000
Convertible Note Payable Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest											$ 64,363
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net	9,886
Debt Conversion, Converted Instrument, Shares Issued											650,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														20,000
[custom:CommonStockIssuedForSettlementOfDebtShares]					1,038,375
Convertible Note Payable Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest						$ 59,771
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net	$ 300,000
Debt Instrument, Face Amount													$ 1,045,327
Long-Term Debt, Gross													985,556
Convertible Note Payable Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 300,000
Notes Issued 2019 [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues												661,216
Warrants and Rights Outstanding												$ 92,000
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 2.5
Warrants and Rights Outstanding, Term												3 years
Long-Term Debt, Description												Certain notes allow the Company to redeem the notes at rates ranging from 110% to 150% depending on the redemption date provided that no redemption is allowed after the 180th day. Likewise, the notes include original issue discount and financing costs totaling $278,000 and the Company received cash of $2,266,250.
Notes Issued 2020 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Description											Notes allow the Company to redeem the notes at a range from 120% to 125% provided that no redemption is allowed after the 180th or 185th day. Likewise, the notes include original issue discount and financing costs totaling $229,444 and the Company received cash of $1,420,000. Certain convertible notes were also provided with a total of 6,500,000 warrants with exercise price ranging from $0.02 to $0.03.